Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies1 [Abstract]
Summary of Estimated Useful Lives of Property, Plant and Equipment

The following are the main categories of property, plant and equipment with their respective estimated useful lives:

Categories of Property, plant and equipment	Years of estimated useful life
Buildings	10 – 85
Plant and equipment	10 – 85
IT equipment	3 – 15
Fixtures and fittings	3 – 75
Motor vehicles	5 – 20

Additionally, the following table sets forth more details on the useful lives of plant and equipment items:

Categories of Property, plant and equipment	Years of estimated useful life
Generating plant and equipment:
Hydroelectric plants
Civil engineering works	10 – 85
Electromechanical equipment	10 – 60
Coal/Fuel power plants	10 – 40
Combined cycle power plants	10 – 50
Distribution plant and equipment:
High-voltage network	15 – 50
Low- and medium-voltage network	30 – 50
Measuring and remote control equipment	10 – 30
Primary substations	20 – 40

Schedule of Remaining Periods until Expiration of Concessions

Concession holder and operator	Country	Year concession started	Concession Term	Remaining period to expiration
Empresa Distribuidora Sur S.A. - Edesur (Distribution)	Argentina	1992	95 years	68 years
Enel Generación El Chocón S.A. (Generation)	Argentina	1993	30 years	4 years
Transportadora de Energía S.A. (Transmission)	Argentina	2002	85 years	68 years
Compañía de Transmisión del Mercosur S.A. (Transmission)	Argentina	2000	87 years	68 years
EGP Cachoeira Dourada S.A. (Generation)	Brazil	1997	30 years	8 years
Central Generadora Termoeléctrica Fortaleza S.A (Generation)	Brazil	2001	30 years	12 years
Enel CIEN S.A. (Garabi - Line 1) (*)	Brazil	2000	20 years	0.5 years
Enel CIEN S.A. (Garabi - Line 2) (*)	Brazil	2002	20 years	2.6 years

Summary of Intangible Asset and/or Financial Asset from Service Concession Agreements

Concession holder and operator	Country	Year concession started	Concession term	Period remaining to expiration
Enel Distribución Río S.A. (ex – Ampla) (Distribution) (*)	Brazil	1996	30 years	7 years
Enel Distribución Ceará S.A. (ex Coelce) (Distribution) (*)	Brazil	1997	30 years	8 years
Enel Distribución Goias S.A. (Distribution) (*)	Brazil	2015	30 years	25 years
Enel Green Power Proyectos I (Volta Grande) (**)	Brazil	2017	30 years	28 years
Enel Distribución Sao Paulo S.A. (Electropaulo) (Distribution) (*)	Brazil	1998	30 years	9 years

(*)   Given that part of the rights acquired by these subsidiaries are unconditional an intangible asset and financial asset at fair value through profit an loss have been recognized for the concession (See Notes 3.g.1 and Note 9).

(**) Given that all of the rights acquired by this subsidiary are unconditional, only a financial asset at fair value through profit and loss has been recognized for this concession (see Note 3.g.1 and Note 9).

Future Cash Flows Projections Growth Rate of Non-financial Assets

		Growth rates as of 12/31/2019
Country	Currency	Minimun	Maximum
Argentina	Argentine peso	5.0%	6.7%
Brazil	Brazilian reals	3.8%
Peru	Peruvian soles	2.5%
Colombia	Colombian peso	3.0%

Summary of Pre-tax Discount Rates

		December 31, 2019
Country	Currency	Minimum	Maximum
Argentina	Argentine pesos	24.7%	50.6%
Brazil	Brazilian reals	10.1%	23.4%
Peru	Peruvian soles	7.6%	12.9%
Colombia	Colombian pesos	8.7%	11.8%